Note 3 - Basis of Consolidation	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
3.	Basis of consolidation

The consolidated financial statements reflect the assets, liabilities and results of operations of Sono N.V. and its wholly-owned subsidiary Sono Motors, over which Sono N.V. has control. Control over an entity exists when Sono N.V. is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The controlled subsidiary, Sono Motors, is fully consolidated from the date on which control is transferred to Sono N.V. On May 19, 2023, Sono N.V. lost control of Sono Motors due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter). After this event, Sono N.V. no longer had the power to direct the activities of Sono Motors. In 2023, the results of the Sono Motors will be consolidated up until the loss of control and a deemed disposal of Sono Motors investment will be recognized in Sono N.V. For further detail on the loss of control see note 9.7.3 Loss of control.

The fiscal year of both Group entities corresponds to the calendar year ending December 31.

The assets and liabilities of both companies included in the consolidated financial statements are recognized in accordance with the uniform accounting policies used within the Sono Group, which complies with IFRS as issued by the IASB.

The consolidation process involves adjusting the items in the separate financial statements of the parent and its subsidiary and presenting them as if they were those of a single economic entity. Therefore, all intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Sono Group are eliminated upon consolidation.

Deferred taxes, if any, are recognized for consolidation adjustments, and deferred tax assets and liabilities are offset where taxes are levied by the same tax authority and have the same maturity.